Significant Accounting Policies (Details Narrative) ¥ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Product Information [Line Items]
Cash at bank			$ 7.9	¥ 56,300	$ 9.6	¥ 69,300
Cash at bank denominate				92,900		48,200
Cash and cash equivalents				¥ 102,900		¥ 58,100
Variable interest entity			68.90%	68.90%	49.40%	49.40%
Restricted cash		¥ 5,000		¥ 26,476		¥ 5,000
Escrow deposits				3,000
Bank loan				20,000
Bank deposits				18,000		32,400
Interest income	¥ 110	80
Provision of allowance for current expected credit losses		1,430
Goodwill				84,609		84,609
Revenue	900	2,600
Contract liabilities balance				1,692		1,781	¥ 4,300
Deferred government grants		1,400		1,400
Unamortized portion of deferred government grants
Employee benefit expenses	¥ 11,900	¥ 13,100
Accrued employee benefits				¥ 67,300		¥ 63,400
Effective income tax rate	50.00%
Statutory surplus percentage	50.00%
Consolidated Entity, Excluding Consolidated VIE [Member]
Product Information [Line Items]
Statutory surplus percentage	50.00%
Agency Agreements [Member]
Product Information [Line Items]
Finite lived intangible asset useful life			2 years	2 years
Channel Relationship [Member]
Product Information [Line Items]
Property plant and equipment useful life			2 years	2 years
Licenses [Member]
Product Information [Line Items]
Amortization of estimated useful lives	10 years
Term of validity on intangible assets	5 years